FINANCIAL INSTRUMENTS (Details)	12 Months Ended														12 Months Ended						12 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Zinc USD ($) usdperMT	Dec. 31, 2010 Zinc USD ($) usdperMT	Dec. 31, 2009 Zinc USD ($)	Dec. 31, 2011 Silver USD ($)	Dec. 31, 2010 Silver USD ($)	Dec. 31, 2011 Copper USD ($)	Dec. 31, 2010 Copper USD ($)	Dec. 31, 2009 Copper USD ($)	Dec. 31, 2011 Call Options Written USD ($)	Dec. 31, 2010 Call Options Written USD ($)	Dec. 31, 2009 Call Options Written USD ($)	Dec. 31, 2011 Call Options Written Zinc MT usdperMT	Dec. 31, 2010 Call Options Written Zinc MT usdperMT	Dec. 31, 2011 Foreign exchange forward contract USD ($)	Dec. 31, 2010 Foreign exchange forward contract USD ($)	Dec. 31, 2011 Foreign exchange forward contract Designated as hedges USD ($)	Dec. 31, 2011 Foreign exchange forward contract Designated as hedges CAD	Dec. 31, 2011 Foreign exchange forward contract Not designated as hedges USD ($)	Dec. 31, 2011 Foreign exchange forward contract Not designated as hedges CAD	Dec. 31, 2011 Extendible foreign exchange flat forward USD ($)	Dec. 31, 2010 Extendible foreign exchange flat forward USD ($)	Dec. 31, 2011 Put options purchased Zinc MT usdperMT	Dec. 31, 2010 Put options purchased Zinc MT usdperMT
Derivative
Amount of expenditures hedged																			$ 60,000,000		$ 150,000,000
Amount of expenditures hedged, expiring each month																			25,000,000
Exchange rate under foreign exchange forward contract (in CAD per US dollar)																				0.99		0.99
Exchange rate under foreign exchange forward contract for expiry (in CAD per US dollar)																				1.01
Amount of future expenditures hedged																			300,000,000
Loss on derivative financial instruments																			1,500,000		1,400,000
Gain (Loss) on derivative financial instruments				3,400,000	3,700,000		(3,400,000)	(3,100,000)										1,797,000	(4,400,000)				(1,407,000)
Call option premiums generated												5,000,000	4,900,000
Zinc options (in metric tonnes)															20,000	15,000									20,000	15,000
Strike price for option (in dollars per metric tonne)															2,500	2,500									2,200	2,200
Options expiring each month, beginning from February 28 (2011) or March 31 (2010) (in metric tonnes)															2,000	1,500									2,000	1,500
Limit for participation, zinc prices set by zero-cost collar strategy (in dollars per metric tonne)				2,500	2,500
Changes in AOCI balances recorded in consolidated financial statements pertaining to the foreign exchange hedging activities
AOCI, beginning of year	28,390,000
Loss reclassified from AOCI into production cost																	1,459,000
Loss recognized in OCI																	(5,863,000)
AOCI, end of year	(7,106,000)	28,390,000															(4,404,000)
Gain on derivative financial instruments
Premiums realized on written foreign exchange call option												4,995,000	4,845,000	4,494,000
Realized gain on foreign exchange extendible flat forward				3,400,000	3,700,000		(3,400,000)	(3,100,000)										1,797,000	(4,400,000)				(1,407,000)
Realized gain on foreign exchange collar																								711,000
Unrealized mark-to-market gain																								142,000
Gain (Loss) on derivative financial instruments	3,683,000	7,612,000	3,592,000	3,419,000	3,733,000	(752,000)	(3,403,000)	(3,058,000)	79,000	(558,000)	(150,000)
Exposure to interest rate risk												$ 221,500,000	$ 104,600,000
Fixed weighted average interest rate on short-term investments and cash equivalents (as a percent)												0.61%	0.56%